CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Products	$ 133,554	$ 155,691	$ 174,313
Services	101,312	115,875	71,018
Total revenues	234,866	271,566	245,331
Cost of revenues:
Products	86,304	96,805	93,989
Services	68,906	76,832	48,409
Total cost of revenues	155,210	173,637	142,398
Gross profit	79,656	97,929	102,933
Operating expenses:
Research and development, net	27,900	29,241	31,701
Selling and marketing	32,214	34,988	35,370
General and administrative	23,071	23,618	24,738
Restructuring costs	564	315	398
Impairment of goodwill and intangible assets		31,879	17,846
Total operating expenses	83,749	120,041	110,053
Operating loss	(4,093)	(22,112)	(7,120)
Financial expenses, net	(6,239)	(3,432)	(3,235)
Other income		2,729	8,074
Loss before taxes on income	(10,332)	(22,815)	(2,281)
Tax benefit	(755)	(1,893)	(430)
Net loss from continuing operations	(9,577)	(20,922)	(1,851)
Net loss from discontinued operations	(8,320)	(2,270)	(3,999)
Net loss	$ (17,897)	$ (23,192)	$ (5,850)
Net loss per share (basic and diluted):
Continuing operations	$ (0.23)	$ (0.51)	$ (0.04)
Discontinued operations	$ (0.20)	$ (0.05)	$ (0.10)
Total loss per share	$ (0.43)	$ (0.56)	$ (0.14)
Weighted average number of shares used in computing net loss per share:
Basic	41,960,925	41,410,409	40,929,056
Diluted	41,960,925	41,410,409	40,929,056